Share based payments, Restricted Share Units (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares
Amryt Equity Incentive Plan [Member]
Restricted Share Units [Abstract]
Fair value of units granted | $	$ 1,636,000
Weighted remaining contractual life of outstanding	1 year 10 months 24 days
Number of Units [Abstract]
Balance beginning restated (in shares)	1,549,910	0
Granted (in shares)	625,205	1,556,960
Transferred to Amryt on acquisition (in shares)	0
Lapsed (in shares)	(243,505)	(7,050)
Exercised/Vested (in shares)	(362,855)	0
Balance ending (in shares)	1,568,755	1,549,910
Weighted Average Exercise Price of Units [Abstract]
Balance beginning restated (in sterling per share) | $ / shares	$ 2.34	$ 0
Granted (in sterling per share) | $ / shares	2.62	2.34
Transferred to Amryt on acquisition (in sterling per share) | $ / shares	0
Lapsed (in sterling per share) | $ / shares	2.35	2.32
Exercised/Vested (in sterling per share) | $ / shares	2.34	0
Balance ending (in sterling per share) | $ / shares	$ 2.44	$ 2.34
Chiasma Stock Option and Incentive Plan [Member]
Number of Units [Abstract]
Balance beginning restated (in shares)	0	0
Granted (in shares)	0	0
Transferred to Amryt on acquisition (in shares)	202,145
Lapsed (in shares)	(56,405)	0
Exercised/Vested (in shares)	(39,180)	0
Balance ending (in shares)	106,560	0
Weighted Average Exercise Price of Units [Abstract]
Balance beginning restated (in sterling per share) | $ / shares	$ 0	$ 0
Granted (in sterling per share) | $ / shares	0	0
Transferred to Amryt on acquisition (in sterling per share) | $ / shares	2.75
Lapsed (in sterling per share) | $ / shares	2.75	0
Exercised/Vested (in sterling per share) | $ / shares	2.75	0
Balance ending (in sterling per share) | $ / shares	$ 2.75	$ 0
Chiasma Stock Option and Incentive Plan [Member] | Bottom of Range [Member]
Number of Units [Abstract]
Balance ending (in shares)	106,560